Income Taxes Schedule of Components of Income Tax Expense (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of Income Tax Expense
Income tax expense (benefit)	$ 0	$ 0	$ 0
CPSI
Components of Income Tax Expense
Income tax expense (benefit)	$ 0	$ 0	$ 0